Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Operating Leases

The Company leases approximately 22,000 square feet of office space in Chanhassen, Minnesota. The lease commenced on May 1, 2012 and extends through January 2022. In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2018. The Company has two vehicles on 36-month leases which commenced in January 2015 and June 2015, respectively. The Company also entered into a lease agreement, in April 2014, for a total of 1,812 square feet of office space in Dallas, Texas related to the employees retained as part of its acquisition of Select Mobile Money. The lease commenced on May 1, 2014 and extends through June 30, 2017. The Company has sub-leased the Dallas, Texas office space, commencing on November 19, 2015 and expiring on June 30, 2017. The Company also has various computer leases with three year terms. The Company is recording rental expense on a monthly basis.

Rent expense pursuant to operating leases for the periods presented is as follows:

	Three Months Ended		Nine Months Ended
(In thousands)	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Rent expense	$109	$112	$345	$365

The Company’s headquarters office space lease calls for rent increases over the term of the lease. The Company records rent expense on a straight-line basis using the average rent for the term of the lease. The excess of the expense over cash rent paid is shown as accrued rent.

Future minimum lease payments pursuant to operating leases as of September 30, 2016 are as follows (in thousands):

Three months ending December 31, 2016	$87
2017	292
2018	242
2019	241
2020	248
Thereafter	277
$1,387

Capital Leases

The total cost of capital leased assets, net of accumulated depreciation, included in property and equipment as of September 30, 2016 and December 31, 2015 totaled approximately $512,000 and $501,000, respectively.

Future minimum lease payments pursuant to capital leases as of September 30, 2016 are as follows (in thousands):

Three months ending December 31, 2016	$117
2017	374
2018	80
2019	33
2020	3
Total payments	607
Less: portion representing interest	(4)
Principal portion	603
Less: unamortized deferred financing costs	(58)
Capital lease balance	545
Less: current maturities of capital lease obligations	(366)
Capital lease, net of current maturities	$179

Litigation

Cachet Banq

An entity named Cachet Banq contacted the Company in December 2010 relative to their U.S. Trademark Registration No. 2,857,465 (registered on June 29, 2004) for the standard character mark “CACHET” covering “financial services, namely automated clearing house processing services for the payroll service industry.” Cachet Banq has alleged that the Company’s use of “CACHET” infringes on their federal trademark registration. On or about March 4, 2013, Cachet Banq filed a trademark infringement lawsuit against the Company in the United States District Court for the Central District of California. The parties filed cross motions for summary judgment. The initial brief was filed on May 30, 2014, replies were filed on June 26, 2014 and the court took these motions under advisement on July 8, 2014. The Company has denied that its use of the character mark “CACHET” infringes on Cachet Banq’s purported rights in their mark. On September 21, 2015, the court issued an order (1) granting Cachet Banq’s motion for summary judgment, (2) denying the Company’s motion for summary judgment, and (3) ordering the parties to submit memoranda regarding remedies. The last of those memoranda were submitted on October 12, 2015. On November 30, 2015, the Court entered an additional order providing for an additional period of discovery and additional briefing regarding remedies. Pursuant to the Court’s order, the parties engaged in a renewed period of discovery focused on remedies and submitted additional briefing. The discovery was completed and all additional briefing was submitted to the Court by April 19, 2016. According to their briefing on the remedies, Cachet Banq is not presently seeking any monetary damages as a result of the alleged infringement, but rather an injunction.

On October 27, 2016, the Court entered a judgment and permanent injunction against the Company which, effective from April 15, 2017, enjoins the Company and its officers, directors, agents, servants, employees and attorneys and all persons in active concert or participation with any of the foregoing from (i) using any mark, name, symbol, logo or other indicia that incorporates or is confusingly similar to the term “CACHET” in any way that relates to financial services, and (ii) offering for sale, soliciting sales, promoting, distributing, importing, advertising, or selling any products or services, in any medium, under any mark, name, symbol, logo or other indicia that incorporates or is confusingly similar to the term “CACHET” which in any way relate to financial services. The Company is also ordered to destroy or discard all signs, products, advertisements, packaging, literature, business cards, and any other promotional material, which feature the term “CACHET” or a term confusingly similar thereto, both physical and electronic, which are in any way related to financial services, in each case except for the permitted use described below. Under the injunction, the Company must complete its transition to a yet-to-be determined new company name by no later than April 15, 2017. The Company is permitted to reference its current name in an explanatory fashion on signs, products, advertisements, packaging, literature, business cards, and any other promotional material to introduce the new name of the Company in a font size no greater than one-third the font-size of the yet-to-be determined new company name. This permitted use provision terminates on June 30, 2017, by which date the Company must cease from using the explanatory statement in any manner and destroy or discard all materials featuring the explanatory statement. By no later than July 12, 2017, the Company must file a declaration, under penalty of perjury, setting forth in detail the manner and form in which the Company has complied with the injunction.

The Company intends to comply with the injunction and will pursue a re-branding of the Company. The Company has not yet begun to assess the financial impact of re-branding the Company. While the Company expects that the re-branding of the Company will require the Company to devote significant resources to advertising and marketing new brands and will cause the Company to incur substantial costs, the Company has yet to determine the scope of the costs and other implications associated with such re-branding, as such, the Company has not provided for an accrual of costs associated with complying with the injunction. The Court denied Cachet Banq’s request for attorney’s fees and costs. The Company’s insurance covered much of the legal fees related to this legal proceeding and the Company’s lawyers agreed to write-off certain accounts payable to them and owed by the Company in excess of the insurance proceeds received. As a result, the Company has recognized other income of approximately $33,000 and $325,000 for the three and nine months ended September 30, 2016, respectively.

Series Subordinated Note

On March 31, 2016, the holder of the series subordinated note referred to in Note 4 “Financing Arrangements” commenced an action against the Company in Hennepin County Court in the State of Minnesota, alleging that the Company breached the terms of the note and seeking to collect alleged amounts due and owing under the note. The holder of the note alleges that the Company is in default and owes the note holder approximately $695,000 plus interest and assessments accruing after April 1, 2016. The dispute centers on the note holder’s interpretation of the agreement. Based on the note holder’s interpretation of the agreement, the note holder seeks an extraordinary amount in alleged liquidated damages (approximately $300,000 on an outstanding debt of approximately $415,000). The Company disputes the allegations of the note holder and intends to vigorously defend the claim. Among other things, the Company contends the note holder’s interpretation of the agreement is unenforceable under Minnesota law. The note holder recently moved for summary judgment and a hearing on that motion was held on August 9, 2016 before the Fourth Judicial District in Hennepin County in Minnesota where the Court heard both arguments and took the motion under advisement. On October 19, 2016, the Court entered an order granting in part and denying in part the motion for summary judgment. The alleged default could subject the Company to claims of default or cross default by the Company’s other lenders. At this time no other lender has asserted such a claim.

Trooien Capital Note

On or about May 24, 2016, the Company received notice from Trooien Capital alleging that the Company has not made interest payments in accordance with the terms of the Trooien Capital Note, and as a result of such alleged breach, all outstanding amounts under the Trooien Capital Note are accelerated. Pursuant to the Trooien Capital Note, the Subsidiary granted to Trooien Capital a security interest in all of the Subsidiary’s property and assets, including all property that the Subsidiary will acquire in the future, as collateral security for the payment and performance of the Subsidiary’s obligations under the Trooien Capital Note. The Company disputes Trooien Capital’s claim because the Company has been accruing interest expense in accordance with the terms of the agreement for more than two years and Trooien Capital has not objected to that practice.

On or about May 27, 2016, the Subsidiary filed a verified complaint with the Fourth District Court of Hennepin County in Minnesota naming Trooien Capital as a defendant and seeking a declaratory judgment against Trooien Capital with respect to this claim. On June 10, 2016, Trooien Capital answered the Subsidiary’s complaint and asserted counterclaims. On June 20, 2016, Trooien Capital moved to appoint a receiver for the Subsidiary. On June 30, 2016, the Company filed a notice of motion and motion to dismiss a portion of the counterclaims. On July 19, 2016, the Company filed with the Fourth District Court of Hennepin County in Minnesota a memorandum of law and supporting documents requesting that the Court deny Trooien Capital’s motion to appoint a receiver for the Subsidiary. The Company believes that Trooien Capital’s claim is inconsistent with the Trooien Capital Note and the parties’ conduct during the two years since the Subsidiary entered into that agreement. The Company also believes that Trooien Capital’s motion and the remedy sought lacks sufficient evidence and factual support under the applicable legal standard and that Trooien Capital’s motion failed to establish, by clear and convincing evidence, that the appointment of a receiver is necessary. On October 18, 2016, a hearing on the motions was held and the Court took both motions under advisement. On October 21, 2016, the Court entered an order denying Trooien Capital’s motion to appoint a receiver and denying the Company’s motion to dismiss a portion of Trooien Capital’s counterclaims.

Financial Service Agreements

In August 2015, the Company entered into an agreement with a firm to provide investor relations and financial advisory services. The initial six-month term of the agreement required the issuance of 26,667 shares of the Company’s common stock and payments totaling $30,000. After the initial six-month term, the Company had the option to extend for an additional six months which required issuing the firm additional shares of common stock and payment totaling $30,000. In February 2016, the Company renewed the services agreement and issued the firm an additional 31,000 shares of common stock for another six months of investor relations and financial advisory services. The Company renewed the services agreement further in August 2016 and issued to the firm an additional 12,000 shares of common stock.

In January 2016, the Company entered into an agreement with an independent contractor to provide investor relations, capital raising services and other consulting duties. The agreement requires annual compensation for services of $100,000 as well as discretionary bonuses paid in cash or stock based on the consultant’s ability to complete particular projects for the Company. The term of this agreement is for 12 months commencing on January 1, 2016. The agreement is cancelable by either party with a 30-day notice.

8. Commitments and Contingencies

Operating Leases

The Company leases approximately 22,000 square feet of office space in Chanhassen, Minnesota. The lease commenced on May 1, 2012 and extends through August 31, 2016. In August 2015, the Company amended the terms of the lease agreement to extend the term through January 2022. In addition to the office space, the Company leases certain office furniture and equipment under operating leases through November 2018. The Company has two vehicles on 36-month leases which commenced in January and June 2015. The Company also entered into a lease agreement in April 2014 for a total of 1,812 square feet of office space in Dallas, Texas related to the employees retained as part of the acquisition of Select Mobile Money. The lease commenced on May 1, 2014 and extends through June 30, 2017. The Company has sub-leased the Dallas, Texas office space, commencing on November 19, 2015 and expiring on June 30, 2017. Rent expense under all leases was $476,169 in 2015 and $441,148 in 2014.

The Company’s headquarters office space lease calls for rent increases over the term of the lease. The Company records rent expense on a straight line basis using average rent for the term of the lease. The excess of the expense over cash rent paid is shown as accrued rent.

The Company also has various computer leases with three year terms. The Company is recording the expense on a monthly basis.

Total future minimum contractual lease payments for all operating leases are as follows:

Minimum Lease Commitments:

2016	$347,599
2017	292,245
2018	241,894
2019	241,275
2020	247,726
There after	276,563
$1,647,302

Capital Leases

The Company entered into a master capital lease arrangement with one of its directors from March 2015 to November of 2015 for certain computer equipment and software licenses with an imputed interest rate ranging from 3.8% to 18% per year. The total cost and accumulated amortization included in property and equipment as of December 31, 2015 totaled approximately $636,000 and $135,000, respectively.

The Company also entered into a capital lease with a third-party leasing company, which was co-guaranteed by one of its directors, for prepaid software licenses totaling $252,628. The lease carries an imputed interest rate of 10% per year and requires monthly payments of $10,759 per month through July 2017.

Future lease payments under capital leases are as follows:

2016	$402,906
2017	309,967
2018	15,563
Total payments	728,436
Less: portion representing interest	(43,772)
Principal portion	684,664
Less: current portion	(367,837)
Long-term portion	$316,827

In February 2015, the Company entered into an agreement with a director, James L. Davis which guarantees financial responsibility for the obligations under the terms of a lease arrangement which he entered into on behalf of the Company. In addition, the Company entered into an agreement with Mr. Davis which provides for the same lease terms as he entered into on behalf of the Company. The three-year lease agreement provides financing for up to $500,000 of computer equipment the Company procured for its data centers to accommodate the overall increase in transactions and ensure it is able to meet customer uptime requirements. As consideration to the director for entering into the lease, the Company issued the director a five-year warrant to purchase up to 27,175 shares of common stock at $17.25 per share. The warrant was 100% vested and exercisable upon issuance. In June 2015, Mr. Davis provided his personal guarantee as part of lease the Company entered into with a third-party leasing company totaling approximately $242,000. As consideration to the director for providing his personal guarantee, the Company issued the director a five-year warrant to purchase up to 16,127 shares of common stock at $6.60 per share in June 2015. The warrant was 100% vested and exercisable upon issuance. The Company amortizes the fair value of the warrants over the term of the leases.

Litigation

An entity named Cachet Banq contacted us in December 2010 relative to their U.S. Trademark Registration No. 2,857,465 (registered on June 29, 2004) for the standard character mark CACHET covering “financial services, namely automated clearing house processing services for the payroll service industry.” Cachet Banq has alleged that our use of “CACHET” infringes on their federal trademark registration. On March 4, 2013, Cachet Banq filed a trademark infringement lawsuit against the Company in the United States District Court for the Central District of California. The parties filed cross motions for summary judgment. The initial brief was filed on May 30, 2014, replies were filed on June 26, 2014 and the court took these motions under advisement on July 8, 2014. We have denied that our use of the character mark CACHET infringes on Cachet Banq’s purported rights in their mark, and will vigorously defend this and any similar claims made by Cachet Banq in the future. On September 21, 2015, the Court issued an order (1) granting Cachet Banq’s motion for summary judgment, (2) denying our motion for summary judgment, and (3) ordering the parties to submit memoranda regarding remedies. The last of those memoranda were submitted on October 12, 2015. Cachet Banq is not seeking any monetary damages as a result of the alleged infringement. Cachet Banq seeks an injunction and their attorney’s fees. The parties are currently awaiting the Court’s decision on remedies. In any event, the Company believes that the Court’s order granting Cachet Banq’s motion for summary judgment was in error, and plans to appeal its decision.

On March 31, 2016, the holder of our series subordinated note, referred to in Note 6, commenced an action against us in Hennepin County Court in the State of Minnesota alleging we breached the terms of the note. The law suit alleges Cachet owes the note holder $694,869 plus interest and assessments accruing after April 1, 2016. As of December 31, 2015, the Company had recorded $415,398 of outstanding debt and $2,048 of accrued interest related to this matter. We dispute the allegations of the note holder and intend to vigorously defend the claim.

Financial Service Agreements

The Company has an agreement with a financial advisory services company. The agreement contains various provisions including assisting the Company in identifying potential investors. The agreement may require the Company to pay the advisor a monthly fee of cash, warrants or combination thereof, based upon certain defined events including the closing of financing transactions. The agreement also contains a termination provision which requires the Company to pay the advisor for transactions closing subsequent to the agreement termination.

The Company amended the agreement on March 25, 2014, to include an additional financial advisory services company. Per the terms of the amended agreement, both investment firms are to provide investment advisory services in connection with raising additional capital for a six month period. The agreement provides for a fixed retainer for advisory services aggregating $100,000 in cash and equity securities. In addition, the agreement provides for a fee based upon the amount of capital raised (the “Agent fee”). The Agent fee is to be paid in cash based upon a percentage and type of the capital raised. The Company has also agreed to sell to the parties to the agreement, at a nominal price, warrants to purchase shares of the Company’s common stock. The number of shares and the exercise price of the warrant are based upon the size and terms of the securities issued. On June 23, 2014, the Company amended the agreement to have $100,000 fee be paid 100% in cash.

On August 8, 2014, the Company entered into an agreement with the same financial advisory services company to assist in identifying potential investors with the intent of conducting a private offering of equity. The terms of the agreement include compensation of 8% of any funds raised as well as the issuance of five-year warrants to purchase the Company’s stock equal to 3% of shares issued as part of the offering for a fee of $50. The exercise price of the warrants is equal to the same provided to the investors as part of the offering. If there are no warrants offered to the investors, the exercise price is equal to the conversion price of the common stock issued in the offering. The Company also agreed to pay a total of $50,000 of legal and other out of pocket expenses incurred from the offering. The term of this agreement is for a period of six months, but may be extended upon mutual consent of the parties. The Company provided a notice of termination to this financial advisory services company in December 2014. No additional fees were owed upon terminating the agreement.

In January 2015, the Company entered into an engagement letter with a new financial advisory services company. The terms of this agreement include a six month term in which the financial advisory services company will assist the Company is completing a $15.0 million offering of its equity or equity-linked securities at a 7% commission. In addition, the Company agreed to provide the financial advisory services company warrants equal to 7% of the securities issued in the offering at 120% of the price of the securities sold under the offering. The terms of the warrant will be five years from the closing date of the offering. The Company also agreed to reimburse any reasonable out of pocket expenses in connection with this engagement. The agreement is cancelable by either party with a 30 day notice.

In June 2015, the Company entered into an additional engagement letter with another financial advisory services company as part of completing PIPE offering. The Company agreed to provide the financial advisory services company with compensation for completing an offering consisting of a 5% commission. In addition, the Company agreed to provide warrants equal to 7% of the common stock issuable upon conversion of the convertible preferred stock with an exercise price equal to the exercise price of the warrants issued to investors on the completion of the offering.

In August 2015, the Company entered into an agreement with a firm to provide investor relations and financial advisory services. The initial six month term of the agreement required the issuance of 26,667 shares of the Company common stock and payments totaling $30,000. After the initial six month term, the Company has the option to extend for an additional six months which would require issuing the firm an additional 26,667 shares of common stock and payments totaling $30,000. In February 2016, the Company renewed the services agreement and issued the firm an additional 31,000 shares of common stock for another six months of investor relations and financial advisory services.

In January 2016, the Company entered into an agreement with an independent contractor to provide investor relations, capital raising services and other consulting duties. The agreement requires annual compensation for services of $100,000 as well as discretionary bonuses paid in cash or stock based on the consultant’s ability to complete particular projects for the Company. The term of this agreement is for 12 months from January 1, 2016. The agreement is cancelable by either party with a 30-day notice.

In February 2016, the Company entered into an engagement letter with a financial advisory services company as part of completing a PIPE offering. The Company agreed to provide the financial advisory services company with compensation for completing an offering consisting of a 6% commission. In addition, the Company agreed to provide warrants equal to 3% of the common stock issued in the offering with an exercise price equal to the exercise price of the warrants issued to investors on the completion of the offering. The term of this agreement is for a period of six weeks and can be extended on a month-to-month basis by agreement between both parties.